PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 94.4%
Common Stocks
Aerospace & Defense 0.8%
Curtiss-Wright Corp.	52,874	$7,332,037
Spirit AeroSystems Holdings, Inc. (Class A Stock)	263,174	11,340,168
		18,672,205
Airlines 0.6%
Sun Country Airlines Holdings, Inc.*	539,021	14,688,322
Automobiles 0.2%
Electric Last Mile Solutions, Inc.*	760,000	5,342,800
Banks 7.6%
BankUnited, Inc.	487,250	20,615,548
East West Bancorp, Inc.	331,397	26,074,316
Eastern Bankshares, Inc.	872,466	17,597,639
Enterprise Financial Services Corp.	277,632	13,073,691
First Bancorp	303,571	13,879,266
Metropolitan Bank Holding Corp.*	144,115	15,352,571
PacWest Bancorp	364,182	16,450,101
Pinnacle Financial Partners, Inc.	299,377	28,590,503
Silvergate Capital Corp. (Class A Stock)*	68,337	10,127,543
Wintrust Financial Corp.	217,430	19,746,993
		181,508,171
Biotechnology 5.1%
Amicus Therapeutics, Inc.*	1,162,011	13,421,227
Apellis Pharmaceuticals, Inc.*	227,669	10,764,190
Argenx SE (Netherlands), ADR*	62,758	21,977,224
Horizon Therapeutics PLC*	354,991	38,253,830
Intellia Therapeutics, Inc.*	154,493	18,267,253
Nurix Therapeutics, Inc.*(a)	225,574	6,530,367
Veracyte, Inc.*	279,159	11,501,351
		120,715,442
Building Products 2.0%
Armstrong World Industries, Inc.	78,702	9,138,876
JELD-WEN Holding, Inc.*	910,584	24,002,994
Zurn Water Solutions Corp.	403,726	14,695,627
		47,837,497

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets 4.5%
AssetMark Financial Holdings, Inc.*	391,073	$10,250,023
Bridge Investment Group Holdings, Inc. (Class A Stock)	766,480	19,139,006
Brightsphere Investment Group, Inc.(a)	737,924	18,890,854
Focus Financial Partners, Inc. (Class A Stock)*	478,992	28,605,402
Lazard Ltd. (Class A Stock)	503,371	21,962,077
Open Lending Corp. (Class A Stock)*	386,303	8,684,092
		107,531,454
Chemicals 1.4%
Avient Corp.	606,908	33,956,503
Commercial Services & Supplies 1.4%
GFL Environmental, Inc. (Canada)	410,207	15,526,335
Harsco Corp.*	1,052,144	17,581,326
		33,107,661
Communications Equipment 0.8%
Ciena Corp.*	241,601	18,596,029
Construction & Engineering 3.6%
Great Lakes Dredge & Dock Corp.*	2,110,714	33,180,424
Quanta Services, Inc.	164,353	18,844,715
WillScot Mobile Mini Holdings Corp.*	848,104	34,636,567
		86,661,706
Construction Materials 1.2%
Summit Materials, Inc. (Class A Stock)*	685,135	27,501,319
Diversified Telecommunication Services 0.4%
Bandwidth, Inc. (Class A Stock)*(a)	136,500	9,795,240
Electrical Equipment 1.3%
Fluence Energy, Inc.*	270,988	9,636,333
Regal Rexnord Corp.	127,227	21,651,491
		31,287,824
Electronic Equipment, Instruments & Components 1.3%
Littelfuse, Inc.	97,645	30,726,929

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) 6.0%
American Campus Communities, Inc.	162,758	$9,324,406
Cousins Properties, Inc.	491,754	19,807,851
Gaming & Leisure Properties, Inc.	759,913	36,977,367
Independence Realty Trust, Inc.	1,247,912	32,233,567
Plymouth Industrial REIT, Inc.	377,322	12,074,304
Retail Opportunity Investments Corp.	628,827	12,325,009
Summit Hotel Properties, Inc.*	1,912,449	18,665,502
		141,408,006
Food & Staples Retailing 2.1%
BJ’s Wholesale Club Holdings, Inc.*(a)	189,116	12,665,099
Performance Food Group Co.*	784,471	35,999,374
		48,664,473
Food Products 1.5%
Adecoagro SA (Brazil)*	1,105,179	8,487,775
Darling Ingredients, Inc.*	400,152	27,726,532
		36,214,307
Health Care Equipment & Supplies 2.2%
BioLife Solutions, Inc.*	126,784	4,725,240
Inari Medical, Inc.*(a)	169,595	15,478,935
Ortho Clinical Diagnostics Holdings PLC*(a)	333,943	7,143,041
Outset Medical, Inc.*	298,621	13,763,442
Silk Road Medical, Inc.*	241,207	10,277,830
		51,388,488
Health Care Providers & Services 3.7%
Acadia Healthcare Co., Inc.*	411,293	24,965,485
Amedisys, Inc.*	26,942	4,361,371
Molina Healthcare, Inc.*	126,915	40,369,123
Progyny, Inc.*(a)	370,590	18,659,207
		88,355,186
Health Care Technology 0.8%
Definitive Healthcare Corp.*(a)	411,026	11,233,341
Sophia Genetics SA (Switzerland)*(a)	479,665	6,763,276
		17,996,617

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 2.3%
Bally’s Corp.*(a)	278,928	$10,616,000
Bloomin’ Brands, Inc.*	927,072	19,449,970
Penn National Gaming, Inc.*(a)	219,515	11,381,853
Rush Street Interactive, Inc.*	611,200	10,084,800
Sweetgreen, Inc. (Class A Stock)*(a)	124,978	3,999,296
		55,531,919
Household Durables 2.2%
Century Communities, Inc.	310,971	25,434,318
Toll Brothers, Inc.	377,394	27,319,552
		52,753,870
Independent Power & Renewable Electricity Producers 0.8%
NextEra Energy Partners LP	216,825	18,300,030
Insurance 4.0%
Alleghany Corp.*	37,819	25,247,586
Axis Capital Holdings Ltd.	511,076	27,838,310
RenaissanceRe Holdings Ltd. (Bermuda)	84,522	14,312,110
Ryan Specialty Group Holdings, Inc. (Class A Stock)*(a)	697,804	28,156,392
		95,554,398
Interactive Media & Services 0.3%
Vimeo, Inc.*	414,250	7,439,930
IT Services 4.3%
Evo Payments, Inc. (Class A Stock)*	511,800	13,102,080
Globant SA*	81,800	25,692,562
Payoneer Global, Inc.*	1,230,779	9,046,226
Shift4 Payments, Inc. (Class A Stock)*(a)	330,568	19,149,804
TELUS International CDA, Inc. (Philippines)*	596,462	19,719,034
WEX, Inc.*	106,835	14,998,565
		101,708,271
Leisure Products 1.4%
Brunswick Corp.	339,734	34,221,406
Machinery 4.4%
Colfax Corp.*	545,327	25,068,682
Enerpac Tool Group Corp.	720,089	14,603,405
Gates Industrial Corp. PLC*	897,790	14,283,839

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Nordson Corp.	45,101	$11,512,932
Trinity Industries, Inc.(a)	762,883	23,039,067
Westinghouse Air Brake Technologies Corp.	179,584	16,541,482
		105,049,407
Media 0.5%
Cardlytics, Inc.*(a)	172,387	11,393,057
Metals & Mining 0.3%
ERO Copper Corp. (Canada)*	496,527	7,575,771
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Ladder Capital Corp.	373,505	4,478,325
Starwood Property Trust, Inc.	668,008	16,232,594
		20,710,919
Multi-Utilities 1.0%
CenterPoint Energy, Inc.	856,267	23,898,412
Oil, Gas & Consumable Fuels 3.4%
Devon Energy Corp.	314,451	13,851,567
PDC Energy, Inc.	700,522	34,171,463
Targa Resources Corp.(a)	606,608	31,689,202
		79,712,232
Pharmaceuticals 0.9%
Jazz Pharmaceuticals PLC*(a)	100,249	12,771,723
Revance Therapeutics, Inc.*	538,064	8,781,204
		21,552,927
Professional Services 1.1%
ASGN, Inc.*	173,131	21,364,365
HireRight Holdings Corp.*	299,793	4,796,688
		26,161,053
Real Estate Management & Development 0.9%
Howard Hughes Corp. (The)*	203,163	20,677,930

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 2.9%
Saia, Inc.*	145,951	$49,189,867
TFI International, Inc. (Canada)	175,147	19,635,730
		68,825,597
Semiconductors & Semiconductor Equipment 3.1%
Azenta, Inc.	100,433	10,355,647
MACOM Technology Solutions Holdings, Inc.*	254,118	19,897,439
Tower Semiconductor Ltd. (Israel)*	654,355	25,964,806
Universal Display Corp.	110,637	18,258,424
		74,476,316
Software 4.5%
Clear Secure, Inc. (Class A Stock)*(a)	408,240	12,806,489
Descartes Systems Group, Inc. (The) (Canada)*	140,753	11,637,458
Everbridge, Inc.*(a)	103,778	6,987,373
Five9, Inc.*(a)	43,303	5,946,368
KnowBe4, Inc. (Class A Stock)*	512,944	11,766,935
LiveVox Holdings, Inc.*	1,000,000	5,150,000
PagerDuty, Inc.*(a)	462,498	16,071,805
Smartsheet, Inc. (Class A Stock)*	317,391	24,581,933
Varonis Systems, Inc.*	249,501	12,170,659
		107,119,020
Specialty Retail 2.2%
Citi Trends, Inc.*(a)	232,075	21,989,106
Five Below, Inc.*	101,116	20,919,889
Vroom, Inc.*(a)	312,237	3,369,037
Warby Parker, Inc. (Class A Stock)*	148,364	6,907,828
		53,185,860
Textiles, Apparel & Luxury Goods 2.2%
Kontoor Brands, Inc.	414,909	21,264,086
Ralph Lauren Corp.(a)	251,951	29,946,896
		51,210,982
Thrifts & Mortgage Finance 0.3%
WSFS Financial Corp.	156,986	7,868,138

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 1.0%
Core & Main, Inc. (Class A Stock)*(a)	220,820	$6,699,679
Rush Enterprises, Inc. (Class A Stock)	285,064	15,860,961
		22,560,640
Water Utilities 1.0%
Essential Utilities, Inc.	433,597	23,279,823

Total Long-Term Investments (cost $1,677,061,522)		2,242,724,087

Short-Term Investments 11.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	87,321,921	87,321,921
PGIM Institutional Money Market Fund (cost $175,078,032; includes $175,069,423 of cash collateral for securities on loan)(b)(wa)	175,233,042	175,110,379

Total Short-Term Investments (cost $262,399,953)		262,432,300

TOTAL INVESTMENTS 105.5% (cost $1,939,461,475)		2,505,156,387
Liabilities in excess of other assets (5.5)%		(129,574,552)

Net Assets 100.0%		$2,375,581,835

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $171,710,689; cash collateral of $175,069,423 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).